RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (13,527)	$ (3,331)	$ (34,347)	$ (12,473)	$ (41,286)	$ (18,368)	$ 38,355
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Depletion and Amortization			3,347	5,295	9,313	10,118	9,418
Amortization of Debt Issuance Costs			2,081	1,234	2,735	1,624	2,414
Long-Term Debt Restatement Costs			3,003	0	0	992	8,471
Service Parts Inventory Write Down			1,167	892	6,490	18,052	5,740
Gain (Loss) On Loan Forgiveness					0	0	(10,000)
Share-Based Payment Arrangement, Noncash Expense			1,641	2,831	4,721	10,750	13,829
Fair Value Adjustment of Warrants	(3,550)	(4,402)	(5,216)	(5,128)	(5,137)	(10,250)	(60,030)
Other Operating Activities, Cash Flow Statement			851	49	3,304	(2,067)	(832)
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable			16,638	21,109	4,846	(2,966)	3,651
Increase (Decrease) In Manufacturing Inventories Net			(2,168)	(2,070)	(1,396)	(1,839)	(12,069)
Increase (Decrease) In Service Parts Inventories Net			543	(1,505)	11,852	(3,503)	(4,400)
Increase (Decrease) in Accounts Payable			5,253	(9,073)	(11,193)	1,158	(1,939)
Increase (Decrease) in Prepaid Expense			(1,446)	8	1,971	3,695	(3,959)
Increase (Decrease) in Contract with Customer, Liability			(10,153)	(9,269)	1,386	(11,611)	(13,119)
Increase (Decrease) in Restructuring Reserve					0	0	(580)
Increase (Decrease) in Employee Related Liabilities			(4,350)	(1,946)	2,504	(431)	(3,073)
Increase (Decrease) in Other Operating Assets					(2,197)	(1,270)	(2,602)
Increase (Decrease) in Other Operating Liabilities					737	1,022	(3,003)
Net Cash Provided by (Used in) Operating Activities, Total			(17,194)	(11,345)	(10,156)	(4,894)	(33,728)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment			(3,228)	(3,925)	(5,869)	(12,581)	(6,316)
Payments to Acquire Businesses, Net of Cash Acquired					0	(3,020)	(7,808)
Net Cash Provided by (Used in) Investing Activities, Total			(3,228)	(3,925)	(5,869)	(15,601)	(14,124)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Secured Debt			24,655	14,083	12,541	0	94,961
Repayments of Secured Debt			(13,537)	(3,247)	(5,747)	(24,596)	(94,301)
Proceeds from Lines of Credit			209,852	217,084	421,623	497,280	309,000
Repayments of Lines of Credit			(209,445)	(213,082)	(412,704)	(498,665)	(291,265)
Proceeds from Other Short-Term Debt						0
Proceeds From Issuance Shares Net Of Offering Cost						0
Payment, Tax Withholding, Share-Based Payment Arrangement						0
Proceeds from Issuance of Common Stock					0	67,146	1,762
Net Cash Provided by (Used in) Financing Activities, Total			11,525	14,838	15,713	41,165	20,157
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations			(3)	11	(3)	12	51
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total			(8,900)	(421)	(315)	20,682	(27,644)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance			25,860	26,175	26,175	5,493	33,137
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	16,960	25,754	16,960	25,754	25,860	26,175	5,493
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities			5,539	6,079	12,314	8,701	9,140
Income Taxes Paid, Net			1,304	831	1,776	1,418	944
Other Noncash Investing and Financing Items [Abstract]
Capital Expenditures Incurred but Not yet Paid			312	689	661	1,049	147
Litigation Settlement Paid With Insurance Proceeds						0
Paid-in-Kind Interest			1,844	777	2,314	319	0
Deemed Dividend						0
Cash and Cash Equivalents, at Carrying Value	16,719	25,574	16,719	25,574	25,692	25,963	5,210
Restricted Cash and Cash Equivalents, Current	$ 241	$ 180	$ 241	180	168	212	283
Service Inventory [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory					341	4,045	211
Property And Equipment [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory					264	343	818
Previously Reported [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent						(37,943)	(32,280)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Depletion and Amortization						10,118	9,418
Amortization of Debt Issuance Costs						1,624	2,414
Long-Term Debt Restatement Costs						992	8,471
Service Parts Inventory Write Down						18,052	5,740
Gain (Loss) On Loan Forgiveness							(10,000)
Share-Based Payment Arrangement, Noncash Expense						10,750	13,829
Fair Value Adjustment of Warrants						0	0
Other Operating Activities, Cash Flow Statement						(2,067)	(832)
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable						(2,966)	3,651
Increase (Decrease) In Manufacturing Inventories Net						(1,839)	(12,069)
Increase (Decrease) In Service Parts Inventories Net						(3,503)	(4,400)
Increase (Decrease) in Accounts Payable						1,158	(1,939)
Increase (Decrease) in Prepaid Expense						3,695	(3,959)
Increase (Decrease) in Contract with Customer, Liability						(2,286)	(2,514)
Increase (Decrease) in Restructuring Reserve							(580)
Increase (Decrease) in Employee Related Liabilities						(431)	(3,073)
Increase (Decrease) in Other Operating Assets						(1,270)	(2,602)
Increase (Decrease) in Other Operating Liabilities						1,022	(3,003)
Net Cash Provided by (Used in) Operating Activities, Total						(4,894)	(33,728)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment						(12,581)	(6,316)
Payments to Acquire Businesses, Net of Cash Acquired						(3,020)	(7,808)
Net Cash Provided by (Used in) Investing Activities, Total						(15,601)	(14,124)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Secured Debt						0	94,961
Repayments of Secured Debt						(24,596)	(94,301)
Proceeds from Lines of Credit						497,280	309,000
Repayments of Lines of Credit						(498,665)	(291,265)
Proceeds from Other Short-Term Debt						0
Proceeds From Issuance Shares Net Of Offering Cost						0
Payment, Tax Withholding, Share-Based Payment Arrangement						0
Proceeds from Issuance of Common Stock						67,146	1,762
Net Cash Provided by (Used in) Financing Activities, Total						41,165	20,157
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations						12	51
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total					20,682		(27,644)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance				26,175	26,175	5,493	33,137
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance						26,175	5,493
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities						8,701	9,140
Income Taxes Paid, Net						1,418	944
Other Noncash Investing and Financing Items [Abstract]
Capital Expenditures Incurred but Not yet Paid						1,049	147
Paid-in-Kind Interest						319
Deemed Dividend						389
Cash and Cash Equivalents, at Carrying Value						25,963	5,210
Restricted Cash and Cash Equivalents, Current						212	283
Previously Reported [Member] | Service Inventory [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory						4,045	211
Previously Reported [Member] | Property And Equipment [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory						343
Revision of Prior Period, Adjustment [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent						19,575	70,635
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Depletion and Amortization						0	0
Amortization of Debt Issuance Costs						0	0
Long-Term Debt Restatement Costs						0	0
Service Parts Inventory Write Down						0	0
Gain (Loss) On Loan Forgiveness							0
Share-Based Payment Arrangement, Noncash Expense						0
Fair Value Adjustment of Warrants						(10,250)	(60,030)
Other Operating Activities, Cash Flow Statement						0	0
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable						0	0
Increase (Decrease) In Manufacturing Inventories Net						0	0
Increase (Decrease) In Service Parts Inventories Net						0	0
Increase (Decrease) in Accounts Payable						0	0
Increase (Decrease) in Prepaid Expense						0	0
Increase (Decrease) in Contract with Customer, Liability						(9,325)	(10,605)
Increase (Decrease) in Restructuring Reserve							0
Increase (Decrease) in Employee Related Liabilities						0	0
Increase (Decrease) in Other Operating Assets						0	0
Increase (Decrease) in Other Operating Liabilities						0	0
Net Cash Provided by (Used in) Operating Activities, Total						0	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment						0	0
Payments to Acquire Businesses, Net of Cash Acquired						0	0
Net Cash Provided by (Used in) Investing Activities, Total						0	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Secured Debt						0	0
Repayments of Secured Debt						0	0
Proceeds from Lines of Credit						0	0
Repayments of Lines of Credit						0	0
Proceeds from Other Short-Term Debt						0
Proceeds From Issuance Shares Net Of Offering Cost						0
Payment, Tax Withholding, Share-Based Payment Arrangement						0
Proceeds from Issuance of Common Stock						0
Net Cash Provided by (Used in) Financing Activities, Total						0	0
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations						0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total					0		0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance				$ 0	$ 0	0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance						0	0
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities						0	0
Income Taxes Paid, Net						0	0
Other Noncash Investing and Financing Items [Abstract]
Capital Expenditures Incurred but Not yet Paid						0	0
Paid-in-Kind Interest						0
Deemed Dividend						(389)
Cash and Cash Equivalents, at Carrying Value						0	0
Restricted Cash and Cash Equivalents, Current						0	0
Revision of Prior Period, Adjustment [Member] | Service Inventory [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory						0	$ 0
Revision of Prior Period, Adjustment [Member] | Property And Equipment [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory						$ 0